Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based Payments Arrangements [Abstract]
Share-based payments	Share-based payments
Accounting policy

The Company has adopted a number of compensation plans since its inception. As of December 31, 2020, the Company had nine (9) outstanding founders’ warrant plans, fourteen (14) outstanding warrant plans, seven (7) stock option plans and three (3) outstanding free shares plans. These share-based compensation plans are settled in equity instruments. The Company has applied IFRS 2 – Share-based Payment to all equity instruments granted to employees since 2006. As required by IFRS 2 – Share-based Payment, the cost of remuneration paid in the form of equity instruments is recognized as an expense, with a corresponding increase in shareholders’ equity for the vesting period during which the rights with respect to the equity instruments are earned. The fair value of the equity instruments granted to employees is measured using the Black-Scholes or Monte Carlo model, as described below.

Detail of share-based payments

The Company has granted stock options, warrants, founders’ warrants and free shares to corporate officers, employees and members of the Supervisory Board and consultants. In certain cases, exercise of the options and warrants is subject to performance conditions. The Company has no legal or constructive obligation to pay the options in cash.

The Company has granted stock options (option sur actions, ‘‘OSA’’), warrants (bons de souscription d’actions, ‘‘BSA’’), founders’ warrants (bons de souscription de parts de créateur d’entreprise, ‘‘BSPCE’’) and free shares (attributions gratuites d’actions, ‘‘AGA’’) to corporate officers, employees and members of the Supervisory Board and consultants. In certain cases, exercise of the options and warrants is subject to performance conditions. The Company has no legal or contractual obligation to pay the options in cash.

The number of options and warrants outstanding on December 31, 2020 and their main characteristics, are detailed below:

Founders’ warrants

	Pre-2020 founders’ warrant plans
	BSPCE 2012-2	BSPCE 08-2013	BSPCE 09-2014	BSPCE 2015-1	BSPCE 2015-03
Type of underlying asset	New shares	New shares	New shares	New shares	New shares
Number of founder’s warrants granted	100,000	50,000	97,200	71,650	53,050
Date of shareholders' resolution approving the plan	05/04/2012	06/28/2013	06/18/2014	06/18/2014	06/18/2014
Grant date	12/18/2012	08/28/2013	09/16/2014	02/10/2015	06/10/2015
Contractual expiration date	12/18/2022	08/28/2023	09/16/2024	02/10/2025	06/10/2025
Grant price	—	—	—	—	—
Exercise price	€6.63	€5.92	€18.68	€18.57	€20.28
Number of founders’ warrants as of Number of founders’ warrants as of December 31, 2020	100,000	50,000	86,150	68,450	30,700
Number of founders’ warrants exercised	—	—	—	—	—
Including founders’ warrants exercised during the period	—	—	—	—	—
Number of founders’ warrants lapsed or cancelled	—	—	11,050	3,200	22,350
Including founders’ warrants lapsed or cancelled during the period	—	—	5,950	2,500	7,700

	Pre-2020 founders’ warrant plans
	BSPCE 2016 Ordinary	BSPCE 2016 Performance	BSPCE 2017 Ordinary	BSPCE 2017
Type of underlying asset	New shares	New shares	New shares	New shares
Number of founder’s warrants granted	126,400	129,250	117,650	80,000
Date of shareholders' resolution approving the plan	06/25/2015	06/25/2015	06/23/2016	06/23/2016
Grant date	02/02/2016	02/02/2016	01/07/2017	01/07/2017
Contractual expiration date	02/02/2026	02/02/2026	01/07/2027	01/07/2027
Grant price	—	—	—	—
Exercise price	€14.46	€14.46	€15.93	€15.93
Number of founders’ warrants as of December 31, 2020	100,917	101,700	100,850	80,000
Number of founders’ warrants exercised	333	—	—	—
Including founders’ warrants exercised during the period	—	—	—	—
Number of founders’ warrants lapsed or cancelled	25,150	27,550	16,800	—
Including founders’ warrants lapsed or cancelled during the period	9,050	1,302	6,316	—

Warrants

	Pre-2020 warrant plans
	BSA 04-2012	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2 (a)	BSA 2015-2 (b)	BSA 2016 ordinary
Type of warrants	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of warrants granted	52,500	10,000	14,000	26,000	64,000	6,000	18,103
Date of shareholders' resolution approving the plan	05/04/2012	05/04/2012	06/18/2014	06/18/2014	06/18/2014	06/25/2015	06/25/2015
Grant date	05/04/2012	04/10/2013	09/16/2014	02/10/2015	06/25/2015	06/25/2015	02/02/2016
Contractual expiration date	05/04/2022	04/10/2023	09/16/2024	02/10/2025	06/25/2025	06/25/2020	02/02/2021
Grant price	€0.60	€2.50	€4.87	€4.87	€5.00	€2.80	€1.67
Exercise price	€6.00	€6.37	€17.67	€17.67	€19.54	€19.54	€13.74
Number of warrants as of December 31, 2020	30,000	6,000	10,000	21,000	64,000	—	18,103
Number of warrants exercised	22,500	—	—	—	—	—	—
Including warrants exercised during the period	—	—	—	—	—	—	—
Number of warrants lapsed or cancelled	—	4,000	4,000	5,000	—	6,000	—
Including warrants lapsed or cancelled during the period	—	—	—	—	—	6,000	—

Pre-2020 warrant plans
	BSA 2016 performance	BSA 2016-2	BSA 2017	BSA 2018-1	BSA 2018-2	BSA 2019-1
Type of warrants	New shares	New shares	New shares	New shares	New shares	New shares
Number of warrants granted	18,105	8,000	18,000	28,000	5,820	18,000
Date of shareholders' resolution approving the plan	06/25/2015	06/23/2016	06/23/2016	06/14/2017	05/23/2018	05/23/2018
Grant date	02/02/2016	11/03/2016	01/07/2017	03/06/2018	07/27/2018	03/29/2019
Contractual expiration date	02/02/2021	11/03/2021	01/07/2022	03/06/2023	07/27/2028	03/29/2029
Grant price	€1.67	€2.03	€2.26	€1.62	€2.36	€1.15
Number of warrants as of Exercise price	€13.74	€15.01	€15.76	€13.55	€16.102	€11.66
Number of warrants as of December 31, 2020	18,105	8,000	18,000	28,000	5,820	18,000
Number of warrants exercised	—	—	—	—	—	—
Including warrants exercised during the period	—	—	—	—	—	—
Number of warrants lapsed or cancelled	—	—	—	—	—	—
Including warrants lapsed or cancelled during the period	—	—	—	—	—	—

2020 warrants
BSA 2020
Type of warrants	New shares
Number of warrants granted	18,000
Date of shareholders' resolution approving the plan	04/11/2019
Grant date	03/17/2020
Contractual expiration date	03/17/2030
Grant price	€0.29
Number of warrants as of Exercise price	€6.59
Number of warrants as of December 31, 2020	18,000
Number of warrants exercised	—
Including warrants exercised during the period	—
Number of warrants lapsed or cancelled	—
Including warrants lapsed or cancelled during the period	—
Stock options

	Pre-2020 stock option plans
	OSA 2016-1 Performance	OSA 2016-2	OSA 2017 Ordinary	OSA 2018	OSA 2019-1	OSA LLY 2019
Type of underlying asset	New shares	New shares	New shares	New shares	New shares	New shares
Number of options granted	6,400	4,000	3,500	62,000	37,500	500,000
Date of shareholders' resolution approving the plan	06/25/2015	06/23/2016	06/23/2016	06/14/2017	05/23/2018	04/11/2019
Grant date	02/02/2016	11/03/2016	01/07/2017	03/06/2018	03/29/2019	10/24/2019
Contractual expiration date	02/02/2026	11/03/2026	01/07/2027	03/06/2028	03/29/2029	10/24/2029
Grant price	—	—	—	—	—	—
Exercise price	€13.05	€14.26	€14.97	€12.87	€11.08	€6.41
Number of options as of December 31, 2020	400	4,000	500	52,000	28,750	500,000
Number of options exercised	—	—	—	—	—	—
Number of options as of Including options exercised during the period	—	—	—	—	—	—
Number of options lapsed or cancelled	6,000	—	3,000	10,000	8,750	—
Including options lapsed or cancelled during the period	—	—	—	2,000	1,500	—

2020 stock option plans
OSA 2020
Type of underlying asset	New shares
Number of options granted	407,972
Date of shareholders' resolution approving the plan	04/11/2019
Grant date	03/11/2020
Contractual expiration date	03/11/2030
Grant price	—
Exercise price	€6.25
Number of options as of December 31, 2020	400,709
Number of options exercised	—
Number of options as of Including options exercised during the period	—
Number of options lapsed or cancelled	7,263
Including options lapsed or cancelled during the period	7,263
Free shares

	Pre-2020 free shares plan not yet vested			2020 free shares plan
	AGA 2018-1	AGA 2018-2	AGA 2019-1	AGA 2020
Type of underlying assets	New shares	New shares	New shares	New shares
Number of free shares granted	396,250	6,000	438,250	50,000
Date of shareholders' resolution approving the plan	06/14/2017	05/23/2018	05/23/2018	04/11/2019
Grant date	03/06/2018	07/27/2018	03/29/2019	03/11/2020
Grant price	—	—	—	—
Exercise price	—	—	—	—
Number of free shares as of December 31, 2020	24,500	—	372,000	50,000
Number of free shares exercised	316,083	6,000	—	—
Including free shares exercised during the period	316,083	6,000	—	—
Number of free shares lapsed or cancelled	55,667	—	66,250	—
Including free shares lapsed or cancelled during the period	14,667	—	13,000	—

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2020	718,767	263,028	986,359	446,500	2,414,654

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2019	751,585	251,028	589,150	746,250	2,338,013

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2018	2,505,732	233,028	62,900	375,250	3,176,910
The measurement methods used to estimate the fair value of stock options, warrants and free shares are described below:

•The share price on the grant date is equal to the exercise price, except for the BSA 2014 which exercise price was set at €40, taking into account both the average share price on the 20 days preceding the grant date and the expected development perspectives of the Company;
•The risk-free rate was determined based on the average life of the instruments; and
•Volatility was determined based on a sample of listed companies in the biotechnology sector on the grant date and for a period equal to the life of the warrant or option.

The performance conditions for all of the plans were assessed as follows:

•Performance conditions unrelated to the market were analyzed to determine the likely exercise date of the warrants and options and expense was recorded accordingly based on the probability these conditions would be met; and
•Market-related performance conditions were directly included in the calculation of the fair value of the instruments.

Except for the 2012-1 founders’ warrants, the fair value of the warrants and options was measured using the Black-Scholes model.

The fair value of 2012-1 founders’ warrants was determined using the Monte Carlo valuation model to take into account the exercise conditions, which depend on the realized gain compared to the expected stock market listing price.

As of December 31, 2020, the assumptions on the probability the performance conditions would be met for the 2016 BSPCE, BSA and OSA performance plans were updated.

BSPCE	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2020 (in thousands of euros)	Expense for the year ended 2019 (in thousands of euros)	Expense for the year ended 2018 (in thousands of euros)
BSPCE 2012-1	5.26	5.26	41%	3.49	0.20%	0.00%	307	—	—	—
BSPCE 2012-2	6.65	6.63	44.3% - 47.6%	5 - 7.30	0.84% - 1.22%	0.00%	288	—	—	—
BSPCE 04-2013	6.30	6.30	56%	5	0.90%	0.00%	167	—	—	—
BSPCE 08-2013	6.30	5.92	256%	7	0.90%	0.00%	152	—	—	—
BSPCE 09-2014	18.68	18.68	58%	5.5/6/6.5	0.64%	0.00%	932	—	—	2
BSPCE 2015-1	18.57	18.57	58% - 62% - 61%	5.5/6/6.5	0.39%	0.00%	50	—	—	1
BSPCE 2015-2	18.57	18.57	58% - 62% - 61%	5.5/6/6.5	0.39%	0.00%	650	—	—	9
BSPCE 2015-3	20.28	20.28	61% - 62% - 61%	5.5/6/6.5	0.56%	0.00%	483	—	—	18
BSPCE 2016 Ordinary	14.46	14.46	59% - 62% - 60%	5.5/6/6.5	0.32%	0.00%	1,080	—	10	128
BSPCE 2016 Performance	14.46	14.46	59%	5	0.19%	0.00%	1,212	99	79	(405)
BSPCE 2017 Ordinary	15.93	15.93	58% - 61% - 59%	5.5/6/6.5	0.23%	0.00%	1,000	8	86	255
BSPCE 2017 Performance	15.93	15.93	59%	5	0.11%	0.00%	622	—	—	—
BSPCE 2017	15.93	15.93	59%	5	0.11%	0.00%	627	—	—	—
BSPCE 2017 Project	15.93	15.93	59%	5	0.11%	0.00%	94	—	—	(47)
Total BSPCE	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	107	175	(39)

BSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2020 (in thousands of euros)	Expense for the year ended 2019 (in thousands of euros)	Expense for the year ended 2018 (in thousands of euros)
BSA 2012	6.00	6.00	49%	10	0.96%	0.00%	183	—	—	—
BSA 2013	6.30	6.37	156%	6	0.90%	0.00%	1	—	—	—
BSA 2014	18.68	17.67	57%	5	0.41%	0.00%	—	—	—	—
BSA 2015-1	17.67	17.67	58%	5	0.26% - 0.27%	0.00%	63	—	—	—
BSA 2015-2	17.67	19.54	58%-58%-57%-58%	5/5.1/5.3/5.4	0.39%	0.00%	16	—	—	—
BSA 2015-3	19.54	19.54	58% - 60%	4.6 – 9.6	0.25% - 0.91%	0.00%	284	—	—	—
BSA 2016o-1	13.74	13.74	57%	2.4	0.00%	0.00%	37	—	—	—
BSA 2016p-1	13.74	13.74	57%	2.4	0.00%	0.00%	143	—	(41)	(42)
BSA 2016-2	15.01	15.01	57%	2.4	0.00%	0.00%	—	—	—	—
BSA 2017o-1	15.76	15.76	33%	2.4	0.00%	0.00%	—	—	—	—
BSA 2018-1	13.55	13.55	38%	4.8	0.7% - 0.1%	0.00%	2	—	—	3
BSA 2018-2	16.102	16.102	38%	4.8	0.7% - 0.1%	0.00%	1	0	—	—
BSA 2019-1	11.66	11.66	37%	9.8/9.9	0.16% - 0.50%	0.00%	24	—	24	—
BSA 2020	—	6.59	38%	10	-0.13%/ -0.07%	0.00%	19	19	—	—
Total BSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	19	(16)	(39)

OSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2020 (in thousands of euros)	Expense for the year ended 2019 (in thousands of euros)	Expense for the year ended 2018 (in thousands of euros)
OSA 2016 Ordinary	13.05	13.05	59% - 62% - 60%	5.5 / 6 /6.5	0.32%	0.00%	117	—	—	(64)
OSA 2016 Performance	13.05	13.05	59%	5	0.19%	0.00%	69	—	—	(55)
OSA 2016-2	14.26	14.26	58% - 62% - 59%	5.5 / 6 /6.5	0.04%	0.00%	27	—	3	7
OSA 2017 Ordinary	15.93	14.97	58% - 61% - 59%	5.5 / 6 /6.5	0.23%	0.00%	31	—	1	(14)
OSA 2017 Performance	15.93	14.97	59%	5	0.11%	0.00%	35	—	—	—
OSA 2018	12.87	12.87	35%	5.5 / 6 /6.5	0.00%	0.00%	252	7	66	164
OSA 2019-1	11.08	11.08	38.1% / 37.4%	6 /6.5	0.103% / 0.149%	0.00%	140	49	38	n.a.
OSA 2019-2	6.41	6.41	37%	10	0.40%	0.00%	252	—	436	n.a.
OSA 2020	6.25	6.25	38%	10	0.31%	0.00%	939	453	—	—
Total OSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	509	543	38

AGA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2020 (in thousands of euros)	Expense for the year ended 2019 (in thousands of euros)	Expense for the year ended 2018 (in thousands of euros)
AGA 2018-1	12.87	0.00	n.a.	n.a.	0.00%	0.00%	4,951	268	2,052	1,891
AGA 2018-2	12.87	0.00	n.a.	n.a.	0.00%	0.00%	75	21	37	16
AGA 2019-1	10.90	0.00	n.a.	n.a.	0.19% / 0.141%	0.00%	4,776	1,884	1,529	n.a.
AGA 2020	5.90	0.00	n.a.	n.a.	-0.74%/-0.69%	0.00%	287	116	—	—
Total AGA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	2,289	3,618	1,907

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2020	107	19	509	2,289	2,924

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2019	175	(16)	543	3,618	4,320

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2018	(39)	(39)	38	1,907	1,867